TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 1

dated May 23, 2008

to the May 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Michael A. Forrester contained on page B-20 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael A. Forrester c/o Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer (since September 2007) of Copper Rock Capital Partners, LLC (investment adviser). Formerly, Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	Member, Board of Directors of Copper Rock Capital Partners, LLC (investment adviser).

CHANGES TO THE FUND’S OFFICERS

Effective May 20, 2008, the Board of Trustees appointed William Mostyn as Vice President and Corporate Secretary of the Funds. He replaces Marjorie Pierre-Merritt, who had held the position of Vice President and Acting Corporate Secretary. Ms. Pierre-Merritt will no longer serve as Vice President and Acting Corporate Secretary of the Funds. Also, certain biographical information for Messrs. Evans, Martens and Van Dolsen has been updated. Accordingly, all references to Ms. Pierre-Merritt as Vice President and Acting Corporate Secretary should be removed from the list of officers on pages B-21 through B-22 in the SAI. Additionally, the following information should be added to and/or replace existing entries in the list of officers (as applicable):

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott E. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President and Head of Asset Management	One-year term. Executive Vice President since 1998 and Head of Asset Management since 2006.	Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1. President and Principal Executive Officer of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (since 2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), and Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2006); and Executive Vice President and Head of Asset Management of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds (2006-2007).
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/8/56	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors (since 2004) and TPIS (since 2003) and Manager of TCIM (since 2004). Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).
William Mostyn TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services (since 2006). President and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice President, Pension Products (2003-2006) and Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

CONFERENCE CALL MEETING FEE

The Trustees recently approved a new conference call meeting fee. Accordingly, the second clause in the third line of the second paragraph under “Trustee and Officer Compensation” on page B-24 of the SAI is hereby replaced in its entirety to read as follows:

“a Board and committee meeting fee of $2,500 ($1,000 per conference call meeting to review investment performance of the Funds);”

TRUST NAME CHANGE

Effective October 25, 2008, the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name. Accordingly, at that time, all references throughout the SAI to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

A11627 (5/08)